Segmented Information (Tables)	6 Months Ended
May 31, 2022
Segmented Information
Schedule of revenue from external customers and long-lived assets, by geographical areas
	Three months ended		Six months ended
	May 31,	May 31,	May 31,	May 31,
	2022	2021	2022	2021
	$	$	$	$
Revenue
United States	-	93,427	16,978	93,427

			May 31,	November 30,
			2022	2021
			$	$
Total assets
Canada			1,881,583	2,096,425

Total property and equipment
Canada			891,153	994,109
	For the three months ended
	February 28,	February 28,
	2022	2021

Revenue
United States	66,433	-
Canada	16,978	-

	As at
	February 28,	November 30,
	2022	2021
Total assets
Canada	1,889,571	2,096,425

Total property and equipment
Canada	942,631	994,109